Derivative Financial Instruments (Details Textual)	1 Months Ended			9 Months Ended	12 Months Ended
	Oct. 27, 2017 USD ($)	Jul. 17, 2017 USD ($) shares	Apr. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares shares		Dec. 31, 2015 USD ($) $ / shares shares	May 14, 2018 USD ($) $ / shares	Mar. 31, 2018 USD ($)	Oct. 23, 2017 shares	Jul. 29, 2016 $ / shares	Jan. 29, 2016 USD ($)	Jul. 29, 2015 USD ($) $ / shares shares
Derivative Financial Instruments [Line Items]
Derivative Liability		$ 200,000	$ 180,000
Shares To Be Issued On Approval | shares		75,000
Long-term Debt, Gross				$ 8,300,000	$ 4,700,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								13,750			17,676,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 3.00	$ 1.20	[1]	$ 50.00	$ 0.47			$ 20.00
Warrants Not Settleable in Cash, Fair Value Disclosure									$ 91,000
Fair Value Adjustment of Warrants			$ 180,000
Conversion of Stock, Shares Converted | shares						963		300
Carmelit Notes [Member]
Derivative Financial Instruments [Line Items]
Derivative Liability		$ 207,750
Debt Instrument, Convertible, Number of Equity Instruments		75,000
Debt Instrument, Fair Value Disclosure				5,250	$ 42,750
Changes in Fair Value Debt Instruments				37,500	165,000
2017 Derivative Liabilities [Member]
Derivative Financial Instruments [Line Items]
Derivative Liability	$ 40,500
Debt Instrument, Convertible, Number of Equity Instruments	50,000
Debt Instrument, Fair Value Disclosure				19,000	28,500					$ 50,000
Changes in Fair Value Debt Instruments				$ 9,500	$ 12,000
Hercules Technology Growth Capital Inc [Member]
Derivative Financial Instruments [Line Items]
Derivative Liability													$ 46,000
Long-term Debt, Gross														$ 4,500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares														10,743
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 34.00
Warrants Not Settleable in Cash, Fair Value Disclosure														$ 300,000
Fair Value Adjustment of Warrants						$ 38,000
Series D Preferred Stock [Member]
Derivative Financial Instruments [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 50.00
Fair Value Adjustment of Warrants						8,700,000
Derivative Liability, Fair Value, Gross Liability						8,700,000
Credit Risk Derivatives, at Fair Value, Net						$ 0
Conversion of Stock, Shares Converted | shares						(963)		300
Series D Preferred Stock [Member] | Stock Purchase Agreements [Member]
Derivative Financial Instruments [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock								$ 12,000,000
Preferred Stock Convertible Discount Rate								5.00%
Debt Instrument, Term								6 years 6 months
Convertible Preferred Stock Conversion Price Per Share | $ / shares								$ 50.00

[1]	Includes the 83,333 warrants issued with the April 2017 Convertible Notes valued using the Monte Carlo model, which is a pricing model that incorporates all of the required inputs of a Black-Scholes model and Monte Carlo simulation process that capture additional features of the warrant related to its fair value estimate, but are outside of the Black-Scholes model. The warrants contain a provision whereby if we complete a transaction with an effective price per share lower than the exercise price of the warrants then the exercise price shall be reduced and the number of warrant shares issuable shall be increased such that the aggregate exercise price payable after taking into account the decrease in the exercise price, shall be equal to the aggregate exercise price prior to such adjustment. The allocated fair value of the warrant of $180,000 is the mean of the present value of the future cash flows resulting from the Monte Carlo simulation process. The fair value of $180,000 was calculated using the Monte Carlo model and the allocated value of $180,000 was recorded as additional paid-in capital. In 2017, the number of warrants increased to 387,597 and exercise price lowered to $0.86 due to the above provision.